Income Taxes (Narrative) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Income Taxes [Abstract]
U.S. Federal statutory rate	35.00%	35.00%
Earliest year remaining open for audit and/or settlement in major taxing jurisdictions	2010		2010